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August 29, 2007

Form Type:    N-30b-2
SEC ACT:      1940 Act
SEC File No.: 811-6321

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re: MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
         Merrill Lynch Portfolio Plus - Registration No. 33-43052 and
         No. 33-43053

Commissioners:

Merrill Lynch Life Insurance Company (the "Company"), on behalf of Registrant, has sent or will send to contract owners the semi-annual reports for the period ended June 30, 2007, for the following underlying mutual funds ("Funds") in which Registrant invests:

SEMI-ANNUAL REPORT FILINGS:

BLACKROCK VARIABLE SERIES FUNDS, INC.
BlackRock Balanced Capital V.I. Fund, SEC File No.: 811-03290 BlackRock Basic Value V.I. Fund, SEC File No.: 811-03290 BlackRock Bond V.I. Fund, SEC File No.: 811-03290
BlackRock Money Market V.I. Fund, SEC File No.: 811-03290 BlackRock Global Allocation V.I. Fund, SEC File No.: 811-03290 BlackRock Global Growth V.I. Fund, SEC File No.: 811-03290 BlackRock High Income V.I. Fund, SEC File No.: 811-03290 BlackRock S&P 500 Index V.I. Fund, SEC File No.: 811-03290 BlackRock International Value V.I. Fund, SEC File No.: 811-03290 BlackRock Large Cap Core V.I. Fund, SEC File No.: 811-03290 BlackRock Value Opportunities V.I. Fund, SEC File No.: 811-03290

Some of the funds listed above may not be available under every policy or contract offered by the Registrant.

The Company understands that the Funds have filed or will file their semi-annual reports with the Commission under separate cover.

Please direct any question or comment regarding the enclosed to the undersigned at (609) 274-5395.

Very truly yours,


/s/ Kirsty Lieberman
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                      Merrill Lynch Life Insurance Company
                            1700 Merrill Lynch Drive
                              Pennington, NJ 08534